Document and Entity Information	Jun. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2025
Entity Registrant Name	MADISON SQUARE GARDEN ENTERTAINMENT CORP.
Entity Incorporation State Country Code	NV
Entity File Number	001-41627
Entity Tax Identification Number	92-0318813
Entity Address Address Line 1	Two Pennsylvania Plaza
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10121
City Area Code	212
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Entity Central Index Key	0001952073
Amendment Flag	false